Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risks - Impairment of Ships (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Property, Plant and Equipment [Line Items]
Total ship impairments	$ 591	$ 1,794
NAA Segment
Property, Plant and Equipment [Line Items]
Total ship impairments	273	1,474
EA Segment
Property, Plant and Equipment [Line Items]
Total ship impairments	$ 318	$ 319